UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

November 30, 2008

1.809104.104

BAL-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.2%
Gentex Corp.	936,500	$ 8,213
Johnson Controls, Inc.	1,046,300	18,478
		26,691
Automobiles - 0.0%
Renault SA	77,300	1,711
Toyota Motor Corp. sponsored ADR	119,000	7,509
		9,220
Distributors - 0.2%
Li & Fung Ltd.	16,749,000	30,688
Diversified Consumer Services - 0.1%
Educomp Solutions Ltd.	159,027	7,349
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	72,100	3,721
Service Corp. International	690,100	4,016
		15,086
Hotels, Restaurants & Leisure - 0.6%
Burger King Holdings, Inc.	209,600	4,508
McDonald's Corp.	1,652,955	97,111
Wendy's/Arby's Group, Inc.	603,800	2,427
		104,046
Household Durables - 0.2%
Centex Corp.	140,488	1,287
D.R. Horton, Inc.	986,800	6,779
Harman International Industries, Inc.	226,500	3,409
Newell Rubbermaid, Inc.	495,100	6,615
Pulte Homes, Inc.	398,800	4,247
Whirlpool Corp.	137,523	5,416
		27,753
Internet & Catalog Retail - 0.0%
Priceline.com, Inc. (a)	48,483	3,345
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	156,200	4,186
Nikon Corp.	1,554,000	17,496
		21,682
Media - 1.4%
Central European Media Enterprises Ltd. Class A (a)	495,408	7,614
Comcast Corp. Class A	4,012,500	69,577
Discovery Communications, Inc. (a)	336,200	5,043
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Global, Inc. Class A (a)(e)	672,807	$ 9,749
News Corp. Class A	843,800	6,666
Omnicom Group, Inc.	886,700	25,085
The Walt Disney Co.	951,700	21,432
Time Warner Cable, Inc. (a)	1,165,500	23,660
Time Warner, Inc.	5,396,250	48,836
Viacom, Inc. Class B (non-vtg.) (a)	965,900	15,377
Virgin Media, Inc.	1,093,970	5,174
		238,213
Multiline Retail - 0.2%
Kohl's Corp. (a)	128,210	4,187
Target Corp.	1,119,025	37,778
		41,965
Specialty Retail - 1.1%
Home Depot, Inc.	782,900	18,093
Lowe's Companies, Inc.	2,364,200	48,844
MarineMax, Inc. (a)(e)	387,607	1,078
OfficeMax, Inc.	352,430	1,921
PetSmart, Inc.	753,223	13,219
Ross Stores, Inc.	720,321	19,089
Sally Beauty Holdings, Inc. (a)	365,500	1,590
Sherwin-Williams Co.	156,800	9,240
Staples, Inc.	1,063,466	18,462
Tiffany & Co., Inc.	174,800	3,459
TJX Companies, Inc.	1,661,800	37,922
Urban Outfitters, Inc. (a)	414,800	7,537
Zumiez, Inc. (a)(e)	782,200	6,758
		187,212
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	754,700	14,271
LVMH Moet Hennessy - Louis Vuitton (e)	67,600	3,844
NIKE, Inc. Class B	333,600	17,764
Polo Ralph Lauren Corp. Class A	191,160	8,258
Ports Design Ltd.	2,563,000	2,877
VF Corp.	75,960	3,972
		50,986
TOTAL CONSUMER DISCRETIONARY		756,887
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.9%
Beverages - 2.7%
Anheuser-Busch InBev NV	1,106,800	$ 18,237
Anheuser-Busch InBev NV rights 12/9/08 (a)	440,500	5,351
Carlsberg AS Series B	1,000	30
Coca-Cola Enterprises, Inc.	950,700	8,727
Coca-Cola FEMSA SAB de CV sponsored ADR	215,700	7,506
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	549,108	8,324
Coca-Cola Icecek AS	610,000	2,841
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	158,700	6,899
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,313,090	29,515
Cott Corp. (a)	2,684,700	2,273
Diageo PLC sponsored ADR	389,100	21,934
Embotelladora Andina SA sponsored ADR	396,594	5,259
Fomento Economico Mexicano SA de CV sponsored ADR	128,383	3,532
Heineken NV (Bearer)	1,800	50
Molson Coors Brewing Co. Class B	830,300	36,923
PepsiCo, Inc.	2,346,256	133,033
Pernod Ricard SA (e)	183,100	10,803
SABMiller PLC	753,096	12,217
The Coca-Cola Co.	3,385,700	158,688
		472,142
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	563,100	28,983
CVS Caremark Corp.	3,109,646	89,962
Kroger Co.	720,400	19,926
Safeway, Inc.	883,100	19,252
Sysco Corp.	607,290	14,241
Wal-Mart Stores, Inc.	1,733,000	96,840
Walgreen Co.	2,074,800	51,331
X5 Retail Group NV GDR (a)(g)	307,700	1,662
		322,197
Food Products - 1.4%
Archer Daniels Midland Co.	919,300	25,170
Bunge Ltd. (e)	188,400	7,999
Cadbury PLC sponsored ADR	238,300	8,100
Green Mountain Coffee Roasters, Inc. (a)	593,862	21,581
Groupe Danone	192,400	11,095
Kraft Foods, Inc. Class A	1,322,700	35,991
Lighthouse Caledonia ASA (f)	2,115,116	613
Lindt & Spruengli AG	177	4,362
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA (Reg.)	1,589,664	$ 57,586
Perdigao SA (ON)	236,400	3,761
Sadia SA ADR	476,600	2,102
SLC Agricola SA	757,700	3,492
Tyson Foods, Inc. Class A	1,758,180	11,797
Unilever NV (NY Shares)	1,866,400	43,618
Viterra, Inc. (a)	530,700	3,184
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	72,318	1,723
		242,174
Household Products - 2.1%
Colgate-Palmolive Co.	1,015,600	66,085
Energizer Holdings, Inc. (a)	91,800	3,986
Kimberly-Clark Corp.	343,366	19,843
Procter & Gamble Co.	4,311,401	277,439
		367,353
Personal Products - 0.3%
Avon Products, Inc.	1,941,400	40,964
Bare Escentuals, Inc. (a)(e)	405,334	1,913
Herbalife Ltd.	187,821	3,339
		46,216
Tobacco - 0.5%
Altria Group, Inc.	552,800	8,889
British American Tobacco PLC sponsored ADR	1,117,200	58,564
Philip Morris International, Inc.	379,500	16,000
Souza Cruz Industria Comerico	184,800	3,770
		87,223
TOTAL CONSUMER STAPLES		1,537,305
ENERGY - 7.7%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)	383,113	6,934
BJ Services Co.	421,600	5,055
ENSCO International, Inc.	582,243	18,870
Global Industries Ltd. (a)	941,088	2,776
Hercules Offshore, Inc. (a)	750,650	4,369
Nabors Industries Ltd. (a)	2,792,000	40,484
National Oilwell Varco, Inc. (a)	3,182,054	90,020
Noble Corp.	732,300	19,618
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Parker Drilling Co. (a)	2,276,166	$ 6,965
Patterson-UTI Energy, Inc.	623,200	7,784
Pride International, Inc. (a)	302,700	4,907
Rowan Companies, Inc.	943,500	16,370
Schlumberger Ltd. (NY Shares)	784,718	39,817
Smith International, Inc.	595,940	17,425
Transocean, Inc. (a)	35,600	2,381
Weatherford International Ltd. (a)	5,356,252	68,399
Willbros Group, Inc. (a)	941,000	7,782
		359,956
Oil, Gas & Consumable Fuels - 5.6%
Cabot Oil & Gas Corp.	1,020,953	30,598
Canadian Natural Resources Ltd.	1,775,800	73,495
Chesapeake Energy Corp.	709,314	12,186
Chevron Corp.	1,608,400	127,080
Comstock Resources, Inc. (a)	726,766	30,473
Concho Resources, Inc. (a)	4,041,736	95,345
ConocoPhillips	1,141,821	59,968
Continental Resources, Inc. (a)(e)	389,500	7,615
Copano Energy LLC	21,500	258
Denbury Resources, Inc. (a)	3,370,522	32,121
El Paso Corp.	2,870,900	21,216
Ellora Energy, Inc. (a)(g)	1,529,700	8,895
Energy Resources of Australia Ltd.	501,439	5,311
Energy Transfer Equity LP	43,100	711
Evergreen Energy, Inc. (a)(f)	7,389,109	2,808
EXCO Resources, Inc. (a)	912,900	7,002
Forest Oil Corp. (a)	410,500	7,163
Hess Corp.	562,555	30,400
OPTI Canada, Inc. (a)	1,793,200	3,210
Petrohawk Energy Corp. (a)	4,988,405	87,147
Plains Exploration & Production Co. (a)	798,410	18,483
Quicksilver Resources, Inc. (a)	926,200	5,770
Range Resources Corp.	341,160	14,148
Reliance Industries Ltd.	156,543	3,582
SandRidge Energy, Inc.	1,005,200	8,906
Southwestern Energy Co. (a)	1,664,203	57,199
Suncor Energy, Inc.	253,500	5,448
Sunoco, Inc.	2,077,100	82,544
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	937,200	$ 38,078
Walter Industries, Inc.	16,800	306
Williams Companies, Inc.	5,043,500	81,806
		959,272
TOTAL ENERGY		1,319,228
FINANCIALS - 7.7%
Capital Markets - 0.4%
BlackRock, Inc. Class A (e)	95,700	12,030
Charles Schwab Corp.	2,398,300	43,961
Cohen & Steers, Inc.	35,100	923
EFG International	138,389	2,220
Morgan Stanley	1,023,200	15,092
		74,226
Commercial Banks - 2.1%
Bangkok Bank Ltd. PCL (For. Reg.)	6,544,600	12,178
Huntington Bancshares, Inc.	1,270,900	10,167
KeyCorp	1,204,500	11,298
Mitsubishi UFJ Financial Group, Inc.	1,067,500	5,928
National City Corp.	19,232,000	38,656
PNC Financial Services Group, Inc.	163,700	8,638
Regions Financial Corp.	459,400	4,681
Sumitomo Mitsui Financial Group, Inc.	5,770	20,829
UCBH Holdings, Inc.	828,006	3,842
Uniao de Bancos Brasileiros SA (Unibanco) GDR	95,200	6,101
Wachovia Corp.	1,480,619	8,321
Wells Fargo & Co.	7,996,400	231,016
Zions Bancorp (e)	114,400	3,648
		365,303
Consumer Finance - 0.6%
American Express Co.	664,900	15,499
Capital One Financial Corp.	946,700	32,576
Discover Financial Services	1,234,110	12,625
Promise Co. Ltd. (e)	548,300	11,285
SLM Corp. (a)	2,259,800	20,813
		92,798
Diversified Financial Services - 2.7%
Bank of America Corp.	4,893,362	79,517
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	8,436,600	$ 69,939
JPMorgan Chase & Co.	9,955,464	315,190
		464,646
Insurance - 1.7%
ACE Ltd.	893,600	46,691
American International Group, Inc.	3,834,232	7,707
Berkshire Hathaway, Inc. Class A (a)	214	22,256
Fidelity National Financial, Inc. Class A	701,600	8,651
Hartford Financial Services Group, Inc.	566,385	4,786
Marsh & McLennan Companies, Inc.	1,411,900	36,003
MBIA, Inc.	341,962	2,000
MetLife, Inc.	1,288,363	37,053
PartnerRe Ltd.	312,700	21,876
Principal Financial Group, Inc.	164,100	2,266
Prudential Financial, Inc.	235,570	5,112
Reinsurance Group of America, Inc.	362,447	14,715
Sony Financial Holdings, Inc.	12,361	36,603
The Travelers Companies, Inc.	479,800	20,943
Unum Group	1,286,500	19,169
XL Capital Ltd. Class A	211,700	1,065
		286,896
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc.	50,860	2,252
Developers Diversified Realty Corp.	211,500	1,015
General Growth Properties, Inc.	822,900	1,136
Highwoods Properties, Inc. (SBI)	112,220	2,680
Home Properties, Inc.	31,500	1,229
SL Green Realty Corp.	69,790	1,323
Vornado Realty Trust	484,300	25,886
		35,521
TOTAL FINANCIALS		1,319,390
HEALTH CARE - 8.6%
Biotechnology - 1.7%
Amgen, Inc. (a)	1,271,900	70,641
Biogen Idec, Inc. (a)	587,587	24,861
Celgene Corp. (a)	216,715	11,291
CSL Ltd.	585,385	13,314
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genentech, Inc. (a)	336,089	$ 25,744
Genzyme Corp. (a)	757,700	48,508
Gilead Sciences, Inc. (a)	1,600,000	71,664
Myriad Genetics, Inc. (a)	78,563	4,657
ONYX Pharmaceuticals, Inc. (a)	359,930	10,114
OSI Pharmaceuticals, Inc. (a)	246,667	9,176
		289,970
Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	181,300	14,466
Baxter International, Inc.	1,403,900	74,266
Boston Scientific Corp. (a)	1,274,400	7,863
C.R. Bard, Inc.	269,631	22,118
Covidien Ltd.	1,644,983	60,618
Edwards Lifesciences Corp. (a)	220,896	10,994
Hospira, Inc. (a)	733,141	22,016
Immucor, Inc. (a)	168,077	4,079
Mako Surgical Corp. (e)	364,585	2,800
Medtronic, Inc.	879,095	26,830
		246,050
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	114,600	3,727
Express Scripts, Inc. (a)	398,200	22,900
Humana, Inc. (a)	112,300	3,395
McKesson Corp.	303,950	10,620
Medco Health Solutions, Inc. (a)	1,456,117	61,157
UnitedHealth Group, Inc.	807,901	16,974
Universal Health Services, Inc. Class B	391,406	14,541
WellPoint, Inc. (a)	333,400	11,869
		145,183
Health Care Technology - 0.2%
HLTH Corp. (a)	3,578,286	33,529
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	116,400	2,562
Thermo Fisher Scientific, Inc. (a)	117,386	4,188
		6,750
Pharmaceuticals - 4.5%
Abbott Laboratories	2,924,900	153,236
Allergan, Inc.	817,531	30,805
Alpharma, Inc. Class A (a)	279,400	10,086
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	1,071,725	$ 22,185
Jazz Pharmaceuticals, Inc. (a)(e)	133,629	200
Johnson & Johnson	2,888,100	169,185
Merck & Co., Inc.	2,244,498	59,973
Novo Nordisk AS Series B	463,400	23,805
Pfizer, Inc.	7,890,300	129,638
Pronova BioPharma ASA (a)	1,387,101	3,835
Schering-Plough Corp.	2,118,830	35,618
Shire PLC sponsored ADR	136,400	5,592
Valeant Pharmaceuticals International (a)(e)	701,800	13,671
Wyeth	3,083,800	111,048
		768,877
TOTAL HEALTH CARE		1,490,359
INDUSTRIALS - 7.0%
Aerospace & Defense - 2.0%
General Dynamics Corp.	476,100	24,600
Honeywell International, Inc.	1,587,200	44,219
Lockheed Martin Corp.	1,498,800	115,572
Raytheon Co.	2,007,775	97,979
The Boeing Co.	496,600	21,170
United Technologies Corp.	818,000	39,698
		343,238
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	1,677,164	85,670
FedEx Corp.	507,100	35,827
United Parcel Service, Inc. Class B	1,560,000	89,856
		211,353
Building Products - 0.0%
Masco Corp.	673,777	6,455
Commercial Services & Supplies - 0.6%
Stericycle, Inc. (a)	1,807,200	103,553
Construction & Engineering - 0.2%
MYR Group, Inc. (a)	207,500	2,106
Quanta Services, Inc. (a)	1,832,001	29,788
		31,894
Electrical Equipment - 0.5%
Alstom SA	521,800	27,979
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
First Solar, Inc. (a)	31,600	$ 3,945
Q-Cells SE (a)	276,050	9,266
SolarWorld AG (e)	428,500	7,682
Sunpower Corp. Class B (a)	335,500	8,730
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	1,125,072	9,608
Vestas Wind Systems AS (a)	209,900	9,520
		76,730
Industrial Conglomerates - 0.6%
General Electric Co.	3,988,200	68,477
Siemens AG sponsored ADR	441,600	26,364
		94,841
Machinery - 1.5%
Cummins, Inc.	1,127,800	28,849
Danaher Corp.	1,535,100	85,413
Deere & Co.	1,249,457	43,494
Eaton Corp.	993,800	46,053
Illinois Tool Works, Inc.	714,900	24,392
Navistar International Corp. (a)	704,322	15,389
Sulzer AG (Reg.)	43,465	2,332
Vallourec SA	91,400	9,763
		255,685
Road & Rail - 0.4%
CSX Corp.	407,900	15,190
Union Pacific Corp.	1,186,300	59,362
		74,552
TOTAL INDUSTRIALS		1,198,301
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.2%
Ciena Corp. (a)	3,441,100	25,464
Cisco Systems, Inc. (a)	990,000	16,375
F5 Networks, Inc. (a)	225,000	5,603
Juniper Networks, Inc. (a)	5,947,684	103,371
Powerwave Technologies, Inc. (a)	4,095,500	1,966
QUALCOMM, Inc.	225,000	7,553
Sycamore Networks, Inc. (a)	11,020,100	33,832
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Tellabs, Inc. (a)	2,615,000	$ 10,905
ZTE Corp. (H Shares)	2,225,800	4,825
		209,894
Computers & Peripherals - 0.5%
Apple, Inc. (a)	411,063	38,093
Hewlett-Packard Co.	555,000	19,580
SanDisk Corp. (a)	2,532,102	20,257
		77,930
Electronic Equipment & Components - 0.1%
Avnet, Inc. (a)	1,093,400	15,570
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,429,750	4,730
		20,300
Internet Software & Services - 0.0%
Google, Inc. Class A (sub. vtg.) (a)	1,211	355
VistaPrint Ltd. (a)	262,800	4,297
WebMD Health Corp. Class A (a)	500	10
		4,662
IT Services - 0.3%
Visa, Inc.	1,029,200	54,095
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp.	2,065,000	30,376
Analog Devices, Inc.	3,209,600	54,884
Applied Materials, Inc.	10,471,660	100,319
ASAT Holdings Ltd. (a)	88,719	1
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	0
ASML Holding NV (NY Shares)	7,987,175	122,443
ATMI, Inc. (a)	522,500	6,228
Brooks Automation, Inc. (a)	2,030,182	7,837
Cirrus Logic, Inc. (a)	3,013,408	12,717
Cymer, Inc. (a)	1,248,638	29,331
FEI Co. (a)	407,724	8,285
Globe Specialty Metals, Inc. (Reg. S) (a)	1,301,170	7,156
Intel Corp.	600,000	8,280
Lam Research Corp. (a)	1,826,600	36,897
Linear Technology Corp.	2,265,142	45,190
Mattson Technology, Inc. (a)(f)	2,700,983	4,862
Maxim Integrated Products, Inc.	1,100,000	13,607
MediaTek, Inc.	200,000	1,342
MEMC Electronic Materials, Inc. (a)	93,300	1,401
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	16,562,900	$ 45,382
Novellus Systems, Inc. (a)	2,726,200	33,778
Photronics, Inc. (a)	408,976	184
Powertech Technology, Inc.	3,450,000	4,940
Richtek Technology Corp.	1,000,000	3,838
Samsung Electronics Co. Ltd.	56,000	18,527
Taiwan Semiconductor Manufacturing Co. Ltd.	9,250,000	11,537
Teradyne, Inc. (a)	3,390,700	12,851
Tokyo Electron Ltd.	2,531,300	68,732
Varian Semiconductor Equipment Associates, Inc. (a)	2,337,072	43,002
Verigy Ltd. (a)	1,759,610	16,206
Xilinx, Inc.	985,000	16,115
		766,248
Software - 2.3%
Cadence Design Systems, Inc. (a)	2,543,700	9,819
Microsoft Corp.	15,660,800	316,661
Nintendo Co. Ltd.	11,100	3,449
Oracle Corp. (a)	952,100	15,319
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,281,600	22,364
Quest Software, Inc. (a)	2,043,905	27,286
		394,898
TOTAL INFORMATION TECHNOLOGY		1,528,027
MATERIALS - 1.6%
Chemicals - 1.0%
Albemarle Corp.	550,047	11,182
CF Industries Holdings, Inc.	53,100	2,795
E.I. du Pont de Nemours & Co.	415,100	10,402
Ecolab, Inc.	764,100	29,334
FMC Corp.	143,436	6,268
Monsanto Co.	1,045,413	82,797
Potash Corp. of Saskatchewan, Inc.	40,900	2,521
Praxair, Inc.	199,900	11,804
Solutia, Inc. (a)	807,670	5,492
The Mosaic Co.	130,714	3,967
		166,562
Containers & Packaging - 0.3%
Ball Corp.	220,805	8,048
Crown Holdings, Inc. (a)	530,100	8,508
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc. (a)	507,100	$ 10,254
Pactiv Corp. (a)	130,200	3,254
Rock-Tenn Co. Class A	465,151	15,708
Temple-Inland, Inc.	1,832,554	5,791
		51,563
Metals & Mining - 0.3%
Agnico-Eagle Mines Ltd.	322,300	12,154
Alcoa, Inc.	300,100	3,229
Barrick Gold Corp.	294,223	8,696
Century Aluminum Co. (a)	254,771	2,076
Freeport-McMoRan Copper & Gold, Inc. Class B	139,045	3,336
Goldcorp, Inc.	485,600	13,131
Newmont Mining Corp.	56,600	1,905
Nucor Corp.	351,500	12,542
Steel Dynamics, Inc.	154,300	1,275
		58,344
TOTAL MATERIALS		276,469
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	8,142,097	232,538
Qwest Communications International, Inc.	2,045,190	6,545
Verizon Communications, Inc.	4,298,540	140,347
		379,430
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	1,788,391	48,716
Clearwire Corp. (a)(e)	1,964,488	13,005
Sprint Nextel Corp.	3,950,600	11,022
		72,743
TOTAL TELECOMMUNICATION SERVICES		452,173
UTILITIES - 2.8%
Electric Utilities - 1.6%
Allegheny Energy, Inc.	644,732	22,727
American Electric Power Co., Inc.	764,800	23,931
Duke Energy Corp.	821,100	12,776
Edison International	536,200	17,909
Entergy Corp.	476,943	40,588
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	1,117,281	$ 62,802
FirstEnergy Corp.	714,673	41,866
FPL Group, Inc.	605,600	29,529
Northeast Utilities	179,653	4,186
PPL Corp.	383,174	12,986
Progress Energy, Inc.	342,800	13,606
		282,906
Gas Utilities - 0.0%
Questar Corp.	241,700	7,780
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	1,087,800	8,365
Dynegy, Inc. Class A (a)	1,425,800	3,180
NRG Energy, Inc. (a)	1,697,386	40,211
		51,756
Multi-Utilities - 0.9%
Ameren Corp.	374,837	13,337
CenterPoint Energy, Inc.	389,200	5,032
CMS Energy Corp.	312,600	3,176
Dominion Resources, Inc.	777,500	28,628
NiSource, Inc.	334,893	4,035
OGE Energy Corp.	90,387	2,394
PG&E Corp.	511,800	19,469
Public Service Enterprise Group, Inc.	1,014,300	31,342
Sempra Energy	602,000	28,095
Xcel Energy, Inc.	609,600	11,467
		146,975
TOTAL UTILITIES		489,417
TOTAL COMMON STOCKS (Cost $12,680,492)		10,367,556
Convertible Preferred Stocks - 0.3%

FINANCIALS - 0.3%
Commercial Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	20,000	14,400
Wachovia Corp. 7.50%	44,300	27,776
		42,176
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	185,800	$ 3,465
TOTAL FINANCIALS		45,641
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
MATERIALS - 0.0%
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	240,700	9,971
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $69,407)		55,612
Corporate Bonds - 3.3%
	Principal Amount (000s)
Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	$ 9,274	5,750
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Cypress Semiconductor Corp. 1% 9/15/09 (g)	405	397
TOTAL CONVERTIBLE BONDS		6,147
Nonconvertible Bonds - 3.3%
CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	1,780	1,193
Media - 0.3%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	4,277
Comcast Corp.:
5.7% 5/15/18	4,830	4,056
6.45% 3/15/37	4,360	3,426
Liberty Media Corp.:
5.7% 5/15/13	1,430	959
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
8.25% 2/1/30	$ 6,315	$ 3,789
News America Holdings, Inc. 7.75% 12/1/45	15,780	14,288
News America, Inc. 6.2% 12/15/34	1,720	1,304
Time Warner Cable, Inc.:
7.3% 7/1/38	2,509	2,092
8.75% 2/14/19	4,792	4,708
Time Warner, Inc. 6.5% 11/15/36	3,450	2,545
		41,444
TOTAL CONSUMER DISCRETIONARY		42,637
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Diageo Capital PLC 5.2% 1/30/13	3,300	3,162
PepsiCo, Inc. 7.9% 11/1/18	7,370	8,224
		11,386
Food & Staples Retailing - 0.0%
Wal-Mart Stores, Inc. 6.2% 4/15/38	9,030	8,642
Tobacco - 0.1%
Altria Group, Inc. 9.7% 11/10/18	11,966	12,109
Philip Morris International, Inc. 6.375% 5/16/38	3,140	2,690
Reynolds American, Inc. 7.25% 6/15/37	7,970	5,136
		19,935
TOTAL CONSUMER STAPLES		39,963
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Duke Capital LLC 6.75% 2/15/32	8,145	5,694
Duke Energy Field Services 6.45% 11/3/36 (g)	8,650	5,955
Kinder Morgan Energy Partners LP 5.125% 11/15/14	12,250	10,239
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)	2,855	1,999
Nexen, Inc.:
5.875% 3/10/35	1,565	1,081
6.4% 5/15/37	5,235	3,784
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP:
6.125% 1/15/17	$ 1,940	$ 1,518
6.65% 1/15/37	4,940	3,096
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (g)	5,910	4,846
Suncor Energy, Inc.:
6.1% 6/1/18	8,185	6,906
6.85% 6/1/39	8,895	6,839
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	2,001
XTO Energy, Inc. 6.5% 12/15/18	7,500	6,923
		60,881
FINANCIALS - 1.1%
Capital Markets - 0.3%
Bear Stearns Companies, Inc. 6.95% 8/10/12	12,700	12,786
Goldman Sachs Group, Inc. 6.75% 10/1/37	11,195	7,177
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	8,577
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	2,110	1,936
6.875% 4/25/18	1,390	1,309
Morgan Stanley:
4.57% 1/9/12 (n)	6,800	5,388
6.75% 4/15/11	5,200	4,902
		42,075
Commercial Banks - 0.3%
Bank of America NA 6% 10/15/36	7,045	6,064
Credit Suisse First Boston 6% 2/15/18	11,975	10,126
Credit Suisse First Boston New York Branch 5% 5/15/13	12,067	11,378
HSBC Holdings PLC:
6.5% 5/2/36	6,175	5,187
6.5% 9/15/37	10,625	8,901
Wells Fargo & Co. 5.625% 12/11/17	2,371	2,249
		43,905
Consumer Finance - 0.2%
General Electric Capital Corp. 5.625% 9/15/17	21,610	20,004
SLM Corp.:
3.695% 7/26/10 (n)	22,788	17,830
4.5% 7/26/10	1,355	1,142
		38,976
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.3%
BP Capital Markets PLC 5.25% 11/7/13	$ 16,534	$ 16,586
Citigroup, Inc.:
5.3% 10/17/12	5,160	4,710
6.125% 5/15/18	6,700	6,124
6.5% 8/19/13	13,400	12,762
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	14,487	13,963
		54,145
Real Estate Investment Trusts - 0.0%
Duke Realty LP:
5.5% 3/1/16	3,075	1,630
5.625% 8/15/11	2,695	2,291
		3,921
TOTAL FINANCIALS		183,022
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	2,307	2,204
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Bombardier, Inc.:
6.3% 5/1/14 (g)	2,615	1,974
7.45% 5/1/34 (g)	3,000	1,860
		3,834
Airlines - 0.0%
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	5,010	4,058
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.45% 10/15/12	4,120	3,953
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Covidien International Finance SA: - continued
6.55% 10/15/37	$ 4,505	$ 3,929
General Electric Co. 5.25% 12/6/17	23,650	21,672
		29,554
TOTAL INDUSTRIALS		37,446
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	2,405	1,863
MATERIALS - 0.2%
Chemicals - 0.0%
Agrium, Inc. 7.125% 5/23/36	4,900	3,948
Metals & Mining - 0.2%
Nucor Corp.:
5.85% 6/1/18	6,980	6,540
6.4% 12/1/37	5,600	4,704
Rio Tinto Finance Ltd.:
5.875% 7/15/13	7,242	5,629
6.5% 7/15/18	7,242	4,977
7.125% 7/15/28	9,574	6,335
United States Steel Corp. 6.65% 6/1/37	5,765	3,113
		31,298
TOTAL MATERIALS		35,246
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
6.3% 1/15/38	12,550	10,150
6.8% 5/15/36	15,241	13,066
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,655	1,523
BellSouth Corp. 6.55% 6/15/34	4,340	3,511
British Telecommunications PLC 9.125% 12/15/30	4,565	4,287
Deutsche Telekom International Financial BV 6.75% 8/20/18	2,890	2,592
Sprint Capital Corp. 6.875% 11/15/28	15,445	7,568
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA:
6.999% 6/4/18	$ 7,245	$ 5,434
7.2% 7/18/36	2,670	1,789
7.721% 6/4/38	7,245	5,144
Telefonica Emisiones SAU 7.045% 6/20/36	8,498	7,033
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	2,333
6.25% 4/1/37	4,611	3,625
6.4% 2/15/38	9,165	7,427
6.9% 4/15/38	10,030	8,376
		83,858
UTILITIES - 0.4%
Electric Utilities - 0.3%
Appalachian Power Co. 6.375% 4/1/36	5,500	3,857
Cleveland Electric Illuminating Co. 8.875% 11/15/18	6,940	7,320
Duke Energy Carolinas LLC:
6.05% 4/15/38	3,407	3,143
7% 11/15/18	3,660	3,857
Enel Finance International SA 6.8% 9/15/37 (g)	13,809	10,486
Florida Power Corp.:
5.65% 6/15/18	3,630	3,535
6.4% 6/15/38	8,735	8,396
Nevada Power Co. 6.5% 5/15/18	5,290	4,602
Pacific Gas & Electric Co. 5.8% 3/1/37	3,555	2,974
PECO Energy Co. 5.6% 10/15/13	8,290	8,099
Tampa Electric Co. 6.15% 5/15/37	4,486	3,286
		59,555
Multi-Utilities - 0.1%
Dominion Resources, Inc. 6.3% 9/30/66 (n)	8,775	4,300
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	8,075	6,755
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.45% 9/15/20	$ 1,990	$ 1,173
6.8% 1/15/19	6,000	4,374
		16,602
TOTAL UTILITIES		76,157
TOTAL NONCONVERTIBLE BONDS		563,277
TOTAL CORPORATE BONDS (Cost $684,496)		569,424
U.S. Government and Government Agency Obligations - 3.6%

U.S. Government Agency Obligations - 0.6%
Fannie Mae:
2.5% 4/9/10	985	992
3.25% 8/12/10	3,541	3,604
3.375% 5/19/11 (k)	14,965	15,280
3.625% 8/15/11 (k)	19,295	19,806
4.875% 4/15/09	9,535	9,670
Federal Home Loan Bank 3.625% 10/18/13 (k)	24,485	25,018
Freddie Mac 3.25% 7/16/10 (e)	20,800	21,184
Tennessee Valley Authority 5.375% 4/1/56	5,098	5,440
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		100,994
U.S. Treasury Inflation Protected Obligations - 2.9%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	16,562	15,421
1.625% 1/15/15	111,146	97,349
1.625% 1/15/18	16,710	14,777
2% 4/15/12	10,410	9,883
2% 1/15/14 (k)	113,675	102,290
2.375% 4/15/11	76,671	72,107
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2.375% 1/15/27 (k)	$ 61,842	$ 54,797
2.5% 7/15/16	151,675	139,590
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		506,214
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.45% to 0.87% 12/18/08 to 1/8/09 (j)	15,800	15,800
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $675,960)		623,008
U.S. Government Agency - Mortgage Securities - 9.0%

Fannie Mae - 4.6%
5% 12/1/25 to 11/1/38	325,220	327,814
5.5% 1/1/33 to 9/1/36 (i)	242,923	247,614
5.593% 7/1/37 (n)	1,856	1,867
6% 6/1/30 to 12/1/36	143,525	147,433
6% 12/11/38 (h)	5,000	5,113
6.022% 4/1/36 (n)	1,421	1,433
6.12% 4/1/36 (n)	3,264	3,298
6.243% 6/1/36 (n)	498	494
6.328% 4/1/36 (n)	1,442	1,459
6.5% 11/1/29 to 1/1/36	56,842	59,051
TOTAL FANNIE MAE		795,576
Freddie Mac - 1.3%
5% 3/1/19 to 7/1/38 (i)	165,089	166,469
5.735% 10/1/35 (n)	932	933
5.86% 6/1/36 (n)	1,649	1,659
5.997% 7/1/37 (n)	8,326	8,413
6.024% 6/1/36 (n)	1,544	1,555
6.053% 4/1/36 (n)	2,609	2,626
6.097% 6/1/36 (n)	1,600	1,609
6.5% 11/1/34 to 3/1/36	28,513	29,551
TOTAL FREDDIE MAC		212,815
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 3.1%
5.5% 7/20/37	$ 668	$ 680
5.5% 12/1/38 (h)(i)	7,000	7,109
5.5% 12/1/38 (h)(i)	3,000	3,047
5.5% 12/18/38 (h)	3,000	3,047
5.5% 12/18/38 (h)	5,000	5,078
5.5% 12/18/38 (h)(i)	83,000	84,453
5.5% 12/18/38 (h)(i)	66,000	67,155
5.5% 12/18/38 (h)	75,000	76,313
5.5% 12/18/38 (h)	14,000	14,245
5.5% 12/18/38 (h)	37,000	37,648
5.5% 12/18/38 (h)	5,000	5,078
5.5% 12/18/38 (h)	39,000	39,683
5.5% 1/21/39 (h)	14,000	14,213
5.5% 1/21/39 (h)	10,000	10,133
5.5% 1/21/39 (h)	10,000	10,152
5.5% 1/21/39 (h)	22,000	22,334
5.5% 1/21/39 (h)	20,000	20,304
5.5% 1/21/39 (h)	52,000	52,790
5.5% 1/21/39 (h)	27,000	27,410
6% 2/15/34	21,062	21,619
6.5% 3/15/34	10,105	10,674
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		533,165
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,512,087)		1,541,556
Asset-Backed Securities - 0.4%

Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 1.4825% 9/20/13 (n)	3,940	3,034
Series 2006-A7 Class A7, 1.4725% 10/20/12 (n)	4,320	3,326
Series 2007-A1 Class A, 1.5025% 1/20/15 (n)	2,890	2,216
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 1.545% 8/25/36 (n)	3,249	2,881
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 1.695% 7/25/36 (n)	3,850	470
Series 2006-NC4 Class M1, 1.695% 10/25/36 (n)	3,255	378
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 1.665% 10/25/35 (n)	6,333	5,925
Series 2006-WF2 Class A2B, 5.735% 5/25/36	1,431	1,391
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust Series 2007-5 Class 2A1, 1.495% 4/25/29 (n)	$ 15,629	$ 12,988
First Franklin Mortgage Loan Trust Series 2006-FF14 Class A2, 1.455% 10/25/36 (n)	5,803	5,237
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 1.695% 7/25/36 (n)	2,980	231
Long Beach Mortgage Loan Trust Series 2006-2 Class 2A2, 1.525% 3/25/36 (n)	1,710	1,659
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (g)(n)	4,135	3,832
Morgan Stanley ABS Capital I Trust Series 2007-HE2 Class M1, 1.645% 1/25/37 (n)	3,825	256
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 1.445% 11/25/36 (n)	441	410
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (n)	14	14
Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 3.275% 5/25/35 (n)	3,000	135
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 1.465% 9/25/36 (n)	2,282	2,165
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 1.475% 8/25/36 (n)	1,454	1,250
Series 2007-NC1 Class A2A, 1.445% 12/25/36 (n)	1,026	897
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	602	593
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 3.5088% 11/25/37 (n)	9,438	8,410
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (g)	3,515	2,707
TOTAL ASSET-BACKED SECURITIES (Cost $76,119)		60,405
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Banc of America Mortgage Securities, Inc. Series 2004-A Class 2A2, 4.1069% 2/25/34 (n)	1,507	1,129
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(n)(p)	45,757	3,569
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.6606% 8/25/34 (n)	1,835	1,340
Class A4, 4.3903% 8/25/34 (n)	1,659	1,214
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.6979% 1/19/34 (n)	$ 16,617	$ 12,208
JPMorgan Mortgage Trust:
Series 2004-A1 Class 2A1, 4.5011% 2/25/34 (n)	1,457	1,129
Series 2004-A5 Class 2A1, 4.6192% 12/25/34 (n)	2,388	2,371
Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (n)	7,010	4,890
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2911% 7/25/34 (n)	1,484	1,118
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4533% 4/25/33 (n)	1,256	983
Series 2003-20 Class 1A1, 5.5% 7/25/33	813	636
WaMu Mortgage pass-thru certificates Series 2003-AR10 Class A7, 4.6719% 10/25/33 (n)	4,941	3,217
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.2014% 12/25/34 (n)	1,339	996
Series 2004-H Class A1, 4.5293% 6/25/34 (n)	3,220	2,375
Series 2005-AR10 Class 2A2, 4.2066% 6/25/35 (n)	999	664
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (n)	832	554
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (n)	1,375	920
TOTAL PRIVATE SPONSOR		39,313
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	11,662	11,812
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,224)		51,125
Commercial Mortgage Securities - 0.2%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	3,695	2,856
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	5,921
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (n)	9,295	7,243
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	2,666	2,654
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8296% 12/10/41 (n)(p)	2,666	31
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A3, 4.959% 8/15/42	$ 9,850	$ 7,202
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C32 Class A2, 5.9241% 6/15/49 (n)	3,005	2,287
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)	7,210	4,831
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $41,864)		33,025
Municipal Securities - 0.1%

Montgomery County Gen. Oblig. Series A, 5% 1/1/13	5,440	5,907
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	5,000	5,522
Ohio Gen. Oblig. (Common Schools Proj.) Series E, 5% 9/15/12	5,700	6,132
TOTAL MUNICIPAL SECURITIES (Cost $17,599)		17,561
Fixed-Income Funds - 23.0%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (o)	2,140,081	156,269
Fidelity Commercial Mortgage-Backed Securities Central Fund (o)	4,712,990	324,584
Fidelity Corporate Bond 1-10 Year Central Fund (o)	14,244,910	1,214,236
Fidelity High Income Central Fund 2 (o)	4,836,654	340,791
Fidelity Mortgage Backed Securities Central Fund (o)	15,868,946	1,563,567
Fidelity Ultra-Short Central Fund (o)	5,299,979	352,396
TOTAL FIXED-INCOME FUNDS (Cost $4,664,696)		3,951,843
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 1.29% (b)	528,704,699	528,705
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(d)	50,592,752	50,593
TOTAL MONEY MARKET FUNDS (Cost $579,298)		579,298
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.3%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (c) (Cost $20,750)	20,751	$ 20,750
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $21,079,992)		17,871,163
NET OTHER ASSETS - (3.9)%		(663,238)
NET ASSETS - 100%		$ 17,207,925
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,832 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 126,774	$ 3,695

The face value of futures purchased as a percentage of net assets - 0.7%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35 (Rating-Ba1) (l)

	Nov. 2035	$ 4,800	$ (4,569)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-B1) (l)

	Dec. 2034	$ 613	$ (562)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-Caa2) (l)	Oct. 2034	1,099	(1,043)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (l)	Oct. 2036	3,000	(2,843)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-Caa2) (l)	Sept. 2034	1,099	(1,042)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	16,700	(15,865)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	13,600	(12,920)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (m)

	Sept. 2037	$ 1,800	$ (1,710)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	13,600	(12,920)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	13,100	(12,445)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	11,500	(10,925)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (l)	August 2035	3,000	(2,781)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (l)	June 2035	1,800	(1,682)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (l)

	June 2035	$ 1,600	$ (1,494)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36 (Rating-C) (l)	August 2036	3,000	(2,757)
TOTAL CREDIT DEFAULT SWAPS		$ 90,311	$ (85,558)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	120,000	23,764
		$ 210,311	$ (61,794)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,932,000 or 0.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,800,000.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $42,997,000.

(l) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(m) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$20,750,000 due 12/01/08 at 0.30%
Barclays Capital, Inc.	$ 20,750
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 8,482
Fidelity 1-3 Year Duration Securitized Bond Central Fund	2,690
Fidelity Cash Central Fund	4,000
Fidelity Commercial Mortgage-Backed Securities Central Fund	6,170
Fidelity Corporate Bond 1-10 Year Central Fund	20,268
Fidelity Mortgage Backed Securities Central Fund	22,167
Fidelity Securities Lending Cash Central Fund	5,795
Fidelity Ultra-Short Central Fund	4,265
Total	$ 73,837
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,606	$ 2,690	$ 103,518	$ 156,269	18.8%
Fidelity Commercial Mortgage-Backed Securities Central Fund	454,738	6,170	39,430	324,584	13.1%
Fidelity Corporate Bond 1-10 Year Central Fund	1,517,973	20,268	150,042	1,214,236	17.7%
Fidelity High Income Central Fund 2	400,269	59,716	-	340,791	0.0%
Fidelity Mortgage Backed Securities Central Fund	1,762,588	22,169	229,416	1,563,567	19.2%
Fidelity Ultra-Short Central Fund	658,434	-	222,428	352,396	18.5%
Total	$ 5,077,608	$ 111,013	$ 744,834	$ 3,951,843
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aurora Oil & Gas Corp.	$ 1,272	$ -	$ 455	$ -	$ -
Bell Microproducts, Inc.	4,429	-	4,228	-	-
Capitol Bancorp Ltd.	17,008	-	17,867	-	-
Central Garden & Pet Co.	9,861	-	11,130	-	-
Credence Systems Corp.	7,204	-	-	-	-
DUSA Pharmaceuticals, Inc.	2,911	-	2,292	-	-
Evergreen Energy, Inc.	6,322	-	3,839	-	2,808
Great Lakes Dredge & Dock Corp.	34,885	-	32,883	79	-
LandAmerica Financial Group, Inc.	16,912	-	20,004	-	-
Lighthouse Caledonia ASA	2,310	-	70	-	613
LTX Corp.	6,836	-	-	-	-
MarineMax, Inc.	8,237	-	2,909	-	-
Mattson Technology, Inc.	-	14,901	57	-	4,862
Sourcefire, Inc.	12,346	-	12,049	-	-
Spartech Corp.	16,808	-	16,306	-	-
Standard Pacific Corp.	14,818	-	16,004	-	-
The Pantry, Inc.	31,496	-	35,160	-	-
Tween Brands, Inc.	25,114	-	27,074	-	-
Universal Truckload Services, Inc.	26,743	-	24,427	-	-
Total	$ 245,512	$ 14,901	$ 226,754	$ 79	$ 8,283
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 17,871,163	$ 14,631,736	$ 3,227,539	$ 11,888
Other Financial Instruments*	$ (58,099)	$ 3,695	$ (43,021)	$ (18,773)
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 16,518	$ (16,837)
Total Realized Gain (Loss)	12	-*
Total Unrealized Gain (Loss)	(6,955)	2,441
Cost of Purchases	2,062	-
Proceeds of Sales	(74)	-
Amortization/Accretion	(73)	-
Transfer in/out of Level 3	398	(4,377)
Ending Balance	$ 11,888	$ (18,773)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $15,714,000.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $21,646,706,000. Net unrealized depreciation aggregated $3,775,543,000, of which $488,759,000 related to appreciated investment securities and $4,264,302,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $90,311,000 representing 0.52% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

November 30, 2008

1.809105.104

PUR-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Johnson Controls, Inc.	1,180,900	$ 20,855
Diversified Consumer Services - 0.0%
Brinks Home Security Holdings, Inc. (a)	198,500	3,970
Hotels, Restaurants & Leisure - 1.1%
Burger King Holdings, Inc.	637,900	13,721
Las Vegas Sands Corp. (a)	3,557,273	18,391
Las Vegas Sands Corp. unit (a)	158,000	15,800
McDonald's Corp.	1,732,900	101,808
Penn National Gaming, Inc. (a)	651,300	13,808
Vail Resorts, Inc. (a)(f)	435,400	9,470
		172,998
Household Durables - 0.4%
Leggett & Platt, Inc.	251,500	3,672
Lennar Corp. Class A	327,700	2,330
Pulte Homes, Inc.	3,200,700	34,087
Whirlpool Corp.	470,983	18,547
		58,636
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	6,698,100	112,327
Grupo Televisa SA de CV (CPO) sponsored ADR	1,884,900	28,010
News Corp. Class B (f)	1,962,896	16,076
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(f)	945,600	1,182
The Walt Disney Co.	3,512,190	79,095
Time Warner, Inc.	7,180,360	64,982
Vertis Holdings, Inc. (a)	30,518	0
		301,672
Multiline Retail - 0.0%
Kohl's Corp. (a)	89,800	2,933
Macy's, Inc.	112,800	837
		3,770
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	289,700	8,795
Guess?, Inc.	157,800	2,088
J. Crew Group, Inc. (a)(f)	1,309,074	13,274
Lowe's Companies, Inc.	3,057,500	63,168
Lumber Liquidators, Inc.	100,000	948
Staples, Inc.	1,800,400	31,255
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	1,104,200	$ 25,198
Urban Outfitters, Inc. (a)	230,000	4,179
		148,905
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	1,564,300	83,299
Polo Ralph Lauren Corp. Class A	699,300	30,210
		113,509
TOTAL CONSUMER DISCRETIONARY		824,315
CONSUMER STAPLES - 6.6%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	581,400	25,855
PepsiCo, Inc.	363,900	20,633
The Coca-Cola Co.	1,567,900	73,487
		119,975
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	965,400	49,689
CVS Caremark Corp.	1,412,200	40,855
Wal-Mart Stores, Inc.	4,870,200	272,147
		362,691
Food Products - 0.4%
Archer Daniels Midland Co.	700,300	19,174
Lindt & Spruengli AG (participation certificate)	7,104	13,770
Marine Harvest ASA (a)	26,391,400	3,799
Nestle SA sponsored ADR	825,500	29,924
		66,667
Household Products - 2.1%
Colgate-Palmolive Co.	1,070,700	69,670
Kimberly-Clark Corp.	332,400	19,209
Procter & Gamble Co.	3,764,922	242,273
		331,152
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	444,800	12,410
Tobacco - 0.9%
Philip Morris International, Inc.	3,397,140	143,223
TOTAL CONSUMER STAPLES		1,036,118
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.8%
Energy Equipment & Services - 0.6%
Schlumberger Ltd. (NY Shares)	1,390,580	$ 70,558
Smith International, Inc.	521,200	15,240
		85,798
Oil, Gas & Consumable Fuels - 7.2%
Arch Coal, Inc.	292,100	4,492
Chesapeake Energy Corp.	1,358,217	23,334
Chevron Corp.	2,688,200	212,395
Comstock Resources, Inc. (a)	379,800	15,925
ConocoPhillips	1,037,900	54,511
CONSOL Energy, Inc.	241,000	6,982
Denbury Resources, Inc. (a)	470,400	4,483
EOG Resources, Inc.	569,100	48,385
Exxon Mobil Corp.	5,926,524	474,982
Hess Corp.	553,500	29,911
Peabody Energy Corp.	579,100	13,568
Petrohawk Energy Corp. (a)	2,599,300	45,410
Petroleo Brasileiro SA - Petrobras sponsored ADR	744,300	15,586
Plains Exploration & Production Co. (a)	416,700	9,647
Range Resources Corp.	1,187,908	49,263
Southwestern Energy Co. (a)	1,382,400	47,513
Ultra Petroleum Corp. (a)	556,300	22,602
Valero Energy Corp.	1,273,080	23,361
Williams Companies, Inc.	1,665,200	27,010
		1,129,360
TOTAL ENERGY		1,215,158
FINANCIALS - 8.9%
Capital Markets - 2.8%
Bank of New York Mellon Corp.	2,593,500	78,350
Charles Schwab Corp.	3,359,400	61,578
Credit Suisse Group sponsored ADR	100	3
EFG International	1,478,350	23,713
Goldman Sachs Group, Inc.	1,346,800	106,384
Julius Baer Holding Ltd.	398,473	13,081
KKR Private Equity Investors, LP (a)	923,600	2,540
KKR Private Equity Investors, LP Restricted Depositary Units (a)(h)	977,300	2,688
Lazard Ltd. Class A	913,800	28,565
Merrill Lynch & Co., Inc.	785,600	10,386
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	3,392,200	$ 50,035
Nomura Holdings, Inc.	874,900	6,352
Nomura Holdings, Inc. sponsored ADR	1,149,400	8,368
State Street Corp.	903,867	38,062
The Blackstone Group LP	1,542,800	9,658
		439,763
Commercial Banks - 1.9%
First Horizon National Corp. (f)	912,400	9,754
KeyCorp	843,200	7,909
Standard Chartered PLC:
rights 12/17/08 (a)	126,560	803
(United Kingdom)	383,900	5,009
Wachovia Corp.	2,833,673	15,925
Wells Fargo & Co.	8,691,556	251,099
		290,499
Consumer Finance - 0.1%
Capital One Financial Corp.	692,501	23,829
Diversified Financial Services - 2.6%
Bank of America Corp.	7,903,325	128,429
Citigroup, Inc.	10,697,992	88,686
CME Group, Inc.	6,253	1,325
JPMorgan Chase & Co.	6,008,052	190,215
MSCI, Inc. Class A	87,200	1,345
		410,000
Insurance - 1.5%
ACE Ltd.	1,031,822	53,913
AFLAC, Inc.	570,800	26,428
American International Group, Inc.	6,476,132	13,017
Berkshire Hathaway, Inc. Class B (a)	8,900	31,141
Fidelity National Financial, Inc. Class A	1,197,600	14,766
MetLife, Inc.	1,669,700	48,021
The First American Corp.	512,600	12,313
The Travelers Companies, Inc.	644,800	28,146
		227,745
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	281,428	14
TOTAL FINANCIALS		1,391,850
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 9.4%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	811,000	$ 27,298
Amgen, Inc. (a)	1,619,800	89,964
Biogen Idec, Inc. (a)	1,878,600	79,484
BioMarin Pharmaceutical, Inc. (a)	1,293,300	22,025
Celgene Corp. (a)	380,200	19,808
Cephalon, Inc. (a)	399,912	29,386
CSL Ltd.	4,220,421	95,990
Genentech, Inc. (a)	2,061,700	157,926
United Therapeutics Corp. (a)(f)	149,400	8,192
		530,073
Health Care Equipment & Supplies - 0.8%
Alcon, Inc.	164,800	13,149
Baxter International, Inc.	1,488,800	78,758
C.R. Bard, Inc.	255,600	20,967
Covidien Ltd.	434,806	16,023
		128,897
Health Care Providers & Services - 0.7%
BMP Sunstone Corp. warrants 8/19/12 (a)(r)	59,000	55
Medco Health Solutions, Inc. (a)	1,472,600	61,849
UnitedHealth Group, Inc.	2,306,100	48,451
		110,355
Health Care Technology - 0.1%
HLTH Corp. (a)	1,425,400	13,356
Life Sciences Tools & Services - 0.5%
AMAG Pharmaceuticals, Inc. (a)	370,400	12,475
Illumina, Inc. (a)	1,528,360	33,639
QIAGEN NV (a)	1,506,900	24,306
		70,420
Pharmaceuticals - 3.9%
Abbott Laboratories	2,440,000	127,832
Allergan, Inc.	262,900	9,906
Alpharma, Inc. Class A (a)	552,700	19,952
Auxilium Pharmaceuticals, Inc. (a)(f)	944,100	20,562
Bristol-Myers Squibb Co.	2,267,600	46,939
Elan Corp. PLC sponsored ADR (a)	1,431,448	8,975
Johnson & Johnson	3,107,100	182,014
Merck & Co., Inc.	2,803,700	74,915
ULURU, Inc. (a)(g)	3,769,949	1,508
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Wyeth	2,994,600	$ 107,836
XenoPort, Inc. (a)	331,253	10,415
		610,854
TOTAL HEALTH CARE		1,463,955
INDUSTRIALS - 6.2%
Aerospace & Defense - 2.5%
DigitalGlobe, Inc. (a)(h)	15,842	40
Honeywell International, Inc.	3,700,800	103,104
Lockheed Martin Corp.	756,900	58,365
Raytheon Co.	2,284,100	111,464
The Boeing Co.	590,200	25,160
United Technologies Corp.	1,932,800	93,799
		391,932
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	1,846,500	106,358
Airlines - 0.3%
AMR Corp. (a)	1,332,100	11,696
Delta Air Lines, Inc. (a)	4,343,130	38,263
		49,959
Building Products - 0.0%
Masco Corp.	436,773	4,184
Electrical Equipment - 0.2%
AMETEK, Inc.	143,247	5,004
Cooper Industries Ltd. Class A	975,900	23,558
JA Solar Holdings Co. Ltd. ADR (a)	216,700	763
		29,325
Industrial Conglomerates - 1.8%
General Electric Co.	14,607,400	250,809
Siemens AG sponsored ADR	448,100	26,752
		277,561
Machinery - 0.4%
Caterpillar, Inc.	744,600	30,521
Cummins, Inc.	918,300	23,490
		54,011
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.3%
Norfolk Southern Corp.	366,500	$ 18,131
Union Pacific Corp.	693,700	34,713
		52,844
TOTAL INDUSTRIALS		966,174
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	8,523,200	140,974
QUALCOMM, Inc.	4,329,300	145,335
		286,309
Computers & Peripherals - 2.3%
Apple, Inc. (a)	887,600	82,254
Hewlett-Packard Co.	4,849,302	171,083
International Business Machines Corp.	1,320,900	107,785
		361,122
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,266,624	29,411
Arrow Electronics, Inc. (a)	567,500	7,832
Avnet, Inc. (a)	586,900	8,357
Ingram Micro, Inc. Class A (a)	370,000	3,985
Tyco Electronics Ltd.	818,556	13,490
		63,075
Internet Software & Services - 0.3%
Alibaba.com Ltd.	806,000	447
Google, Inc. Class A (sub. vtg.) (a)	174,500	51,122
		51,569
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	2,275,900	43,697
MasterCard, Inc. Class A	334,600	48,617
Visa, Inc.	2,271,500	119,390
WNS Holdings Ltd. sponsored ADR (a)	665,800	5,992
		217,696
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	872,000	12,827
Applied Materials, Inc.	4,163,000	39,882
Applied Micro Circuits Corp. (a)	1,269,100	4,696
ASML Holding NV (NY Shares)	1,367,100	20,958
Infineon Technologies AG sponsored ADR (a)	1,218,400	2,863
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	4,938,240	$ 68,148
Lam Research Corp. (a)	703,700	14,215
Skyworks Solutions, Inc. (a)	2,186,900	11,787
Texas Instruments, Inc.	2,391,900	37,242
		212,618
Software - 1.4%
Activision Blizzard, Inc. (a)	478,800	5,602
Informatica Corp. (a)	588,400	8,167
Microsoft Corp.	5,773,813	116,746
Nintendo Co. Ltd.	2,037	633
Oracle Corp. (a)	4,941,700	79,512
Parametric Technology Corp. (a)	781,300	9,032
		219,692
TOTAL INFORMATION TECHNOLOGY		1,412,081
MATERIALS - 1.2%
Chemicals - 0.9%
Airgas, Inc.	246,700	8,820
Albemarle Corp.	867,300	17,632
Celanese Corp. Class A	1,151,581	13,301
E.I. du Pont de Nemours & Co.	1,138,100	28,521
Monsanto Co.	618,100	48,954
The Mosaic Co.	427,000	12,959
		130,187
Metals & Mining - 0.3%
ArcelorMittal SA (NY Shares) Class A	280,600	6,645
Barrick Gold Corp. (f)	686,700	20,296
Freeport-McMoRan Copper & Gold, Inc. Class B	465,600	11,170
Newcrest Mining Ltd.	801,799	12,902
		51,013
TOTAL MATERIALS		181,200
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,955,936	84,422
Verizon Communications, Inc.	6,750,495	220,404
		304,826
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.6%
Electric Utilities - 1.4%
Entergy Corp.	726,700	$ 61,842
Exelon Corp.	991,300	55,721
FirstEnergy Corp.	1,155,200	67,672
FPL Group, Inc.	768,300	37,462
Portland General Electric Co.	13,771	252
		222,949
Gas Utilities - 0.1%
Questar Corp.	687,300	22,124
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	480,500	11,383
TOTAL UTILITIES		256,456
TOTAL COMMON STOCKS (Cost $10,572,932)		9,052,133
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	3,575
El Paso Corp. 4.99% (h)	8,100	5,532
		9,107
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	22,600	14,170
Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	800,000	6,494
TOTAL FINANCIALS		20,664
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (r)	497,017	2,460
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	$ 4,301
TOTAL CONVERTIBLE PREFERRED STOCKS		36,532
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	0
TOTAL PREFERRED STOCKS (Cost $99,924)		36,532
Corporate Bonds - 8.8%
	Principal Amount (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 514	199
3.5% 1/15/31 (h)	3,798	1,473
Virgin Media, Inc. 6.5% 11/15/16 (h)	10,000	4,981
		6,653
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. 6.75% 12/15/12	17,480	7,297
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	43,570	23,306
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Ventas, Inc. 3.875% 11/15/11 (h)	3,405	2,460
INDUSTRIALS - 0.1%
Airlines - 0.1%
AMR Corp. 4.5% 2/15/24	14,100	13,360
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12 (h)	$ 6,209	$ 3,578
TOTAL INDUSTRIALS		16,938
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (h)	6,000	1,827
Spansion, Inc. 2.25% 6/15/16 (h)	1,480	148
		1,975
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	9,500	7,374
TOTAL CONVERTIBLE BONDS		66,003
Nonconvertible Bonds - 8.4%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.:
7.857% 8/15/11	1,045	768
8.625% 12/1/11	2,277	1,731
9% 7/1/15	5,030	3,571
		6,070
Automobiles - 0.0%
Ford Motor Co.:
7.125% 11/15/25	165	31
7.4% 11/1/46	1,040	198
7.45% 7/16/31	14,650	3,663
7.5% 8/1/26	470	89
7.75% 6/15/43	1,735	408
8.875% 1/15/22	890	178
8.9% 1/15/32	400	74
General Motors Corp. 8.375% 7/15/33	7,970	1,753
		6,394
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.1%
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14	$ 1,945	$ 1,332
10.25% 6/1/16	2,110	1,519
Mac-Gray Corp. 7.625% 8/15/15	5,400	4,968
		7,819
Hotels, Restaurants & Leisure - 0.2%
Carrols Corp. 9% 1/15/13	4,440	2,930
Chukchansi Economic Development Authority:
6.095% 11/15/12 (h)(o)	1,140	570
8% 11/15/13 (h)	1,890	945
Harrah's Operating Co., Inc. 5.5% 7/1/10	5,400	2,565
MGM Mirage, Inc. 13% 11/15/13 (h)	12,000	10,335
OSI Restaurant Partners, Inc. 10% 6/15/15	2,420	460
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (h)	1,080	734
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	1,022
Six Flags Operations, Inc. 12.25% 7/15/16 (h)	3,060	1,301
Six Flags, Inc. 9.625% 6/1/14	6,858	960
Station Casinos, Inc.:
6% 4/1/12	7,405	2,333
7.75% 8/15/16	1,735	521
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	1,736	1,042
		25,718
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	1,500	1,005
K. Hovnanian Enterprises, Inc. 11.5% 5/1/13	300	231
		1,236
Media - 0.8%
CanWest Media, Inc. 8% 9/15/12	8,625	4,313
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	17,730	4,433
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10	7,240	3,620
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.: - continued
10.25% 9/15/10	$ 4,954	$ 2,477
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (h)	1,500	1,069
8.375% 4/30/14 (h)	10,000	6,800
Clear Channel Communications, Inc.:
4.4% 5/15/11	1,800	414
5% 3/15/12	4,405	771
6.25% 3/15/11	2,510	703
Comcast Corp.:
5.7% 5/15/18	3,560	2,990
6.45% 3/15/37	4,155	3,264
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	2,190
7.125% 2/1/16	5,000	3,525
7.75% 5/31/15	3,705	2,705
Lamar Media Corp. 7.25% 1/1/13	1,290	1,016
LBI Media Holdings, Inc. 11% 10/15/13	4,450	1,558
LBI Media, Inc. 8.5% 8/1/17 (h)	6,320	2,212
Liberty Media Corp.:
5.7% 5/15/13	2,055	1,379
8.25% 2/1/30	10,280	6,168
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	5,455	3,982
News America Holdings, Inc. 7.75% 12/1/45	18,112	16,400
News America, Inc. 6.2% 12/15/34	5,885	4,460
Nexstar Broadcasting, Inc. 7% 1/15/14	8,000	4,080
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	1,936
Nielsen Finance LLC/Nielsen Finance Co. 10% 8/1/14	9,095	6,503
Radio One, Inc. 8.875% 7/1/11	4,005	1,962
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (h)	4,000	3,400
10.375% 9/1/14 (h)	7,775	6,609
The Reader's Digest Association, Inc. 9% 2/15/17	9,530	2,192
Time Warner Cable, Inc.:
7.3% 7/1/38	1,848	1,541
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
8.75% 2/14/19	$ 388	$ 381
Time Warner, Inc. 6.5% 11/15/36	3,295	2,431
TL Acquisitions, Inc. 10.5% 1/15/15 (h)	23,565	12,489
Vertis, Inc. 13.5% 4/1/14 pay-in-kind	573	6
Videotron Ltd. 9.125% 4/15/18 (h)	3,045	2,664
		122,643
Specialty Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	7,125	6,555
Michaels Stores, Inc. 10% 11/1/14	7,940	2,442
Sally Holdings LLC 9.25% 11/15/14	2,050	1,486
Toys 'R' US, Inc. 7.875% 4/15/13	6,585	3,293
		13,776
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 8.875% 4/1/16	6,000	3,315
TOTAL CONSUMER DISCRETIONARY		186,971
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Diageo Capital PLC 5.2% 1/30/13	2,590	2,482
PepsiCo, Inc. 7.9% 11/1/18	6,140	6,851
		9,333
Food & Staples Retailing - 0.1%
Rite Aid Corp. 10.375% 7/15/16	9,795	6,563
Wal-Mart Stores, Inc. 6.2% 4/15/38	6,660	6,374
		12,937
Food Products - 0.1%
Dean Foods Co. 7% 6/1/16	8,335	6,480
Pierre Foods, Inc. 9.875% 7/15/12 (e)	11,190	895
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15	4,025	2,657
		10,032
Tobacco - 0.1%
Altria Group, Inc. 9.7% 11/10/18	9,740	9,856
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc. 6.375% 5/16/38	$ 2,900	$ 2,484
Reynolds American, Inc. 7.25% 6/15/37	6,485	4,179
		16,519
TOTAL CONSUMER STAPLES		48,821
ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	5,420	2,873
Oil, Gas & Consumable Fuels - 1.2%
Arch Western Finance LLC 6.75% 7/1/13	4,960	4,067
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (h)	9,170	5,869
Chaparral Energy, Inc.:
8.5% 12/1/15	3,100	1,085
8.875% 2/1/17	10,890	3,866
Chesapeake Energy Corp. 6.5% 8/15/17	14,280	9,782
Colorado Interstate Gas Co. 5.95% 3/15/15	7,000	5,653
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	5,990	3,055
Drummond Co., Inc. 7.375% 2/15/16 (h)	8,000	3,840
Duke Capital LLC 6.75% 2/15/32	2,454	1,715
Duke Energy Field Services 6.45% 11/3/36 (h)	8,320	5,728
Energy Partners Ltd. 9.75% 4/15/14	10,970	5,046
EXCO Resources, Inc. 7.25% 1/15/11	5,585	4,273
Forest Oil Corp. 7.25% 6/15/19	9,250	6,383
Kinder Morgan Energy Partners LP 5.125% 11/15/14	10,945	9,148
Mariner Energy, Inc. 8% 5/15/17	2,100	1,113
Massey Energy Co. 6.875% 12/15/13	10,565	7,607
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)	3,700	2,590
Nexen, Inc.:
5.875% 3/10/35	2,365	1,633
6.4% 5/15/37	4,230	3,057
Peabody Energy Corp. 7.875% 11/1/26	7,925	5,389
Petrohawk Energy Corp. 9.125% 7/15/13	17,000	12,920
Petroleum Development Corp. 12% 2/15/18	5,500	3,960
Plains All American Pipeline LP:
6.125% 1/15/17	1,880	1,472
6.65% 1/15/37	4,780	2,996
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co.:
7% 3/15/17	$ 4,400	$ 2,926
7.625% 6/1/18	7,415	4,968
7.75% 6/15/15	6,000	4,380
Range Resources Corp. 7.375% 7/15/13	1,330	1,197
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (h)	5,710	4,682
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (o)	6,610	4,098
Ship Finance International Ltd. 8.5% 12/15/13	10,070	7,049
Southwestern Energy Co. 7.5% 2/1/18 (h)	3,340	2,822
Stone Energy Corp. 6.75% 12/15/14	5,580	3,376
Suncor Energy, Inc.:
6.1% 6/1/18	6,120	5,164
6.85% 6/1/39	6,550	5,036
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	1,617
Teekay Corp. 8.875% 7/15/11	10,030	8,526
Williams Companies, Inc.:
6.375% 10/1/10 (h)	3,010	2,679
8.125% 3/15/12	6,285	5,468
XTO Energy, Inc. 6.5% 12/15/18	5,000	4,615
		180,850
TOTAL ENERGY		183,723
FINANCIALS - 1.5%
Capital Markets - 0.2%
Bear Stearns Companies, Inc. 6.95% 8/10/12	10,270	10,340
Goldman Sachs Group, Inc. 6.75% 10/1/37	8,835	5,664
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	8,219
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,830	1,679
6.875% 4/25/18	1,210	1,139
Morgan Stanley:
4.57% 1/9/12 (o)	6,000	4,755
6.75% 4/15/11	4,500	4,242
Nuveen Investments, Inc. 10.5% 11/15/15 (h)	6,070	1,700
		37,738
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.2%
Bank of America NA 6% 10/15/36	$ 2,235	$ 1,924
Credit Suisse First Boston 6% 2/15/18	8,345	7,056
HSBC Holdings PLC:
6.5% 5/2/36	6,610	5,552
6.5% 9/15/37	8,400	7,037
Wells Fargo & Co. 5.625% 12/11/17	1,847	1,752
		23,321
Consumer Finance - 0.5%
Ford Motor Credit Co. LLC:
5.8% 1/12/09	16,690	14,873
9.2025% 4/15/09 (o)	21,355	15,376
12% 5/15/15	4,625	2,035
General Electric Capital Corp. 5.625% 9/15/17	16,980	15,718
General Motors Acceptance Corp.:
5.85% 1/14/09	2,825	2,260
7% 2/1/12	9,390	3,329
8% 11/1/31	20,490	5,389
SLM Corp.:
3.695% 7/26/10 (o)	19,186	15,012
4% 1/15/09	5,300	5,186
4.5% 7/26/10	1,100	927
Triad Acquisition Corp. 11.125% 5/1/13	2,125	956
		81,061
Diversified Financial Services - 0.4%
BP Capital Markets PLC 5.25% 11/7/13	13,466	13,508
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	4,710	2,685
Citigroup, Inc.:
5.3% 10/17/12	4,480	4,089
6.125% 5/15/18	4,700	4,296
6.5% 8/19/13	9,300	8,857
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	10,671	10,285
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)	9,370	6,700
9% 6/1/16 (h)	5,690	4,068
NSG Holdings II, LLC 7.75% 12/15/25 (h)	6,750	5,265
		59,753
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - 0.0%
HUB International Holdings, Inc. 9% 12/15/14 (h)	$ 7,420	$ 4,897
USI Holdings Corp. 6.0238% 11/15/14 (h)(o)	2,920	1,022
		5,919
Real Estate Investment Trusts - 0.1%
Duke Realty LP:
5.5% 3/1/16	2,930	1,553
5.625% 8/15/11	2,570	2,185
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	3,129
Rouse Co.:
3.625% 3/15/09	14,345	3,801
5.375% 11/26/13	2,355	518
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)	2,050	451
Senior Housing Properties Trust 8.625% 1/15/12	5,910	5,142
		16,779
Thrifts & Mortgage Finance - 0.1%
Credit Suisse First Boston New York Branch 5% 5/15/13	8,894	8,386
Residential Capital LLC 8.5% 5/15/10 (h)	4,501	1,283
		9,669
TOTAL FINANCIALS		234,240
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.2%
Accellent, Inc. 10.5% 12/1/13	9,830	6,930
Biomet, Inc.:
10% 10/15/17	6,820	6,104
11.625% 10/15/17	11,820	8,924
		21,958
Health Care Providers & Services - 0.7%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (o)	6,360	2,194
Community Health Systems, Inc. 8.875% 7/15/15	6,435	5,212
DaVita, Inc. 6.625% 3/15/13	20,205	17,578
HCA, Inc.:
8.75% 9/1/10	3,730	3,357
9.25% 11/15/16	25,720	20,833
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	$ 9,000	$ 6,885
NMH Holdings, Inc. 9.9438% 6/15/14 pay-in-kind (h)(o)	5	3
Rural/Metro Corp. 9.875% 3/15/15	4,835	3,820
Sun Healthcare Group, Inc. 9.125% 4/15/15	7,630	6,333
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(o)	5,605	3,363
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	6,460	5,330
Tenet Healthcare Corp.:
6.5% 6/1/12	2,005	1,444
7.375% 2/1/13	1,250	863
9.25% 2/1/15	15,500	11,083
9.875% 7/1/14	4,690	3,459
United Surgical Partners International, Inc.:
8.875% 5/1/17	10,745	6,877
9.25% 5/1/17 pay-in-kind (o)	2,990	1,809
US Oncology Holdings, Inc. 8.3344% 3/15/12 pay-in-kind (o)	8,242	4,637
Viant Holdings, Inc. 10.125% 7/15/17 (h)	10,489	5,245
		110,325
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	1,853	1,771
TOTAL HEALTH CARE		134,054
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (h)	10,420	7,867
7.45% 5/1/34 (h)	2,340	1,451
8% 11/15/14 (h)	8,765	7,363
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,732
7.625% 2/1/18	1,830	1,816
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Orbimage Holdings, Inc. 12.6538% 7/1/12 (o)	$ 2,180	$ 2,006
TransDigm, Inc. 7.75% 7/15/14	2,350	1,857
		26,092
Airlines - 0.1%
AMR Corp. 10.2% 3/15/20	3,445	1,412
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	98	69
9.798% 4/1/21	6,428	5,400
7.339% 4/19/14	2,050	1,353
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	338
8.3% 12/15/29 (a)	15,711	196
10.375% 2/1/11 (a)	8,640	108
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	4,430	3,588
7.779% 1/2/12	1,797	1,366
		13,830
Building Products - 0.1%
Masonite International Corp. 11% 4/6/15 (e)	6,000	810
Nortek, Inc. 10% 12/1/13	10,880	7,398
Ply Gem Industries, Inc. 11.75% 6/15/13	4,760	2,761
		10,969
Commercial Services & Supplies - 0.1%
ARAMARK Corp. 8.5% 2/1/15	7,670	6,481
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,242
Cenveo Corp. 10.5% 8/15/16 (h)	2,590	1,988
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	5,460
7.75% 1/15/15	5,930	4,981
8.625% 4/1/13	370	334
		20,486
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	9,054
Industrial Conglomerates - 0.1%
Covidien International Finance SA:
5.45% 10/15/12	3,245	3,114
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Covidien International Finance SA: - continued
6.55% 10/15/37	$ 3,560	$ 3,105
General Electric Co. 5.25% 12/6/17	18,535	16,985
		23,204
Machinery - 0.0%
Columbus McKinnon Corp. 8.875% 11/1/13	590	507
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,090
		1,597
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13	920	819
7.75% 10/1/16	1,800	1,548
		2,367
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	7,685
8% 6/1/15	2,450	1,887
		9,572
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 10.25% 7/15/15	9,330	5,505
TOTAL INDUSTRIALS		122,676
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 6.45% 3/15/29	10,065	5,083
Nortel Networks Corp.:
10.125% 7/15/13	7,880	2,049
10.75% 7/15/16 (h)	4,900	1,201
		8,333
Electronic Equipment & Components - 0.0%
Itron, Inc. 7.75% 5/15/12	860	740
Tyco Electronics Group SA 7.125% 10/1/37	1,952	1,512
		2,252
IT Services - 0.1%
Lender Processing Services, Inc. 8.125% 7/1/16	1,760	1,470
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
4.875% 1/15/14	$ 12,355	$ 9,266
10.625% 5/15/15 (h)	8,415	6,501
		17,237
Semiconductors & Semiconductor Equipment - 0.1%
Avago Technologies Finance Ltd. 10.125% 12/1/13	8,150	6,612
Freescale Semiconductor, Inc.:
8.875% 12/15/14	10,770	3,716
9.125% 12/15/14 pay-in-kind (o)	36,765	7,721
NXP BV 7.875% 10/15/14	8,000	2,480
Spansion LLC 11.25% 1/15/16 (h)	7,320	878
		21,407
Software - 0.1%
Open Solutions, Inc. 9.75% 2/1/15 (h)	1,300	390
SS&C Technologies, Inc. 11.75% 12/1/13	9,570	8,517
		8,907
TOTAL INFORMATION TECHNOLOGY		58,136
MATERIALS - 0.5%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	5,105	4,113
Airgas, Inc. 7.125% 10/1/18 (h)	2,190	1,796
Georgia Gulf Corp.:
9.5% 10/15/14	3,440	1,101
10.75% 10/15/16	3,745	1,124
Koppers, Inc. 9.875% 10/15/13	722	671
MacDermid, Inc. 9.5% 4/15/17 (h)	740	400
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,670	1,413
		10,618
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. 8.875% 9/15/14	10,450	5,330
BWAY Corp. 10% 10/15/10	840	722
Crown Americas LLC/Crown Americas Capital Corp.:
7.625% 11/15/13	4,000	3,680
7.75% 11/15/15	4,000	3,600
Owens-Brockway Glass Container, Inc. 6.75% 12/1/14	2,390	2,055
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.:
7.5% 5/15/10	$ 770	$ 739
7.8% 5/15/18	350	284
		16,410
Metals & Mining - 0.3%
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	7,000	4,060
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	13,725	9,402
Noranda Aluminium Holding Corp. 8.345% 11/15/14 pay-in-kind (o)	3,500	700
Nucor Corp.:
5.85% 6/1/18	5,135	4,811
6.4% 12/1/37	4,120	3,461
RathGibson, Inc. 11.25% 2/15/14	4,385	2,675
Rio Tinto Finance Ltd.:
5.875% 7/15/13	5,333	4,145
6.5% 7/15/18	5,332	3,664
7.125% 7/15/28	7,050	4,665
Steel Dynamics, Inc. 7.75% 4/15/16 (h)	6,770	4,130
Tube City IMS Corp. 9.75% 2/1/15	560	280
United States Steel Corp. 6.65% 6/1/37	4,975	2,687
		44,680
Paper & Forest Products - 0.0%
Catalyst Paper Corp. 7.375% 3/1/14	4,268	1,921
TOTAL MATERIALS		73,629
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
6.3% 1/15/38	9,775	7,906
6.8% 5/15/36	13,429	11,513
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,845	1,698
BellSouth Corp. 6.55% 6/15/34	4,075	3,297
British Telecommunications PLC 9.125% 12/15/30	3,080	2,893
Deutsche Telekom International Financial BV 6.75% 8/20/18	2,270	2,036
Intelsat Corp. 9.25% 8/15/14 (h)	5,190	4,424
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Ltd. 11.25% 6/15/16	$ 14,660	$ 11,581
Level 3 Financing, Inc. 9.25% 11/1/14	6,000	3,090
Sprint Capital Corp.:
6.875% 11/15/28	12,338	6,046
6.9% 5/1/19	13,945	7,949
8.375% 3/15/12	7,330	4,984
Telecom Italia Capital SA:
6.999% 6/4/18	5,335	4,001
7.2% 7/18/36	3,975	2,663
7.721% 6/4/38	5,335	3,788
Telefonica Emisiones SAU 7.045% 6/20/36	8,220	6,803
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	1,666
6.25% 4/1/37	3,729	2,932
6.4% 2/15/38	6,365	5,158
6.9% 4/15/38	8,315	6,944
		101,372
Wireless Telecommunication Services - 0.3%
Cricket Communications, Inc.:
9.375% 11/1/14	660	528
10% 7/15/15 (h)	4,320	3,586
Digicel Group Ltd.:
8.875% 1/15/15 (h)	13,265	7,163
9.125% 1/15/15 pay-in-kind (h)(o)	1,884	970
9.25% 9/1/12 (h)	4,120	3,172
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 7.625% 5/15/16	8,200	6,909
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (h)	6,745	5,598
11.5% 6/15/16 (h)	665	519
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (h)	2,055	1,747
8.875% 1/15/15 (h)	9,980	8,308
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)	1,510	800
Verizon Wireless Capital LLC 8.5% 11/15/18 (h)	5,000	5,045
		44,345
TOTAL TELECOMMUNICATION SERVICES		145,717
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - 0.7%
Electric Utilities - 0.5%
Appalachian Power Co. 6.375% 4/1/36	$ 6,000	$ 4,208
Cleveland Electric Illuminating Co. 8.875% 11/15/18	5,840	6,159
Duke Energy Carolinas LLC:
6.05% 4/15/38	2,510	2,316
7% 11/15/18	3,080	3,246
Enel Finance International SA 6.8% 9/15/37 (h)	10,928	8,298
Energy Future Holdings 10.875% 11/1/17 (h)	17,170	11,161
Florida Power Corp.:
5.65% 6/15/18	2,710	2,639
6.4% 6/15/38	6,435	6,185
Intergen NV 9% 6/30/17 (h)	9,645	8,005
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,625	2,900
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	5,550
Nevada Power Co. 6.5% 5/15/18	5,100	4,437
Pacific Gas & Electric Co. 5.8% 3/1/37	3,230	2,703
PECO Energy Co. 5.6% 10/15/13	6,150	6,009
Tampa Electric Co. 6.15% 5/15/37	3,871	2,836
		76,652
Independent Power Producers & Energy Traders - 0.1%
AES Corp. 7.75% 10/15/15	4,660	3,227
Enron Corp.:
6.4% 7/15/06 (e)	3,600	9
6.625% 11/15/05 (e)	2,155	5
6.75% 9/1/04 (e)	1,425	7
9.125% 4/1/03 (e)	4,315	11
NRG Energy, Inc. 7.375% 2/1/16	13,560	10,984
Reliant Energy, Inc. 6.75% 12/15/14	9,645	7,812
		22,055
Multi-Utilities - 0.1%
Dominion Resources, Inc. 6.3% 9/30/66 (o)	9,860	4,831
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	6,515	5,450
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.45% 9/15/20	$ 1,915	$ 1,129
6.8% 1/15/19	4,000	2,916
		14,326
TOTAL UTILITIES		113,033
TOTAL NONCONVERTIBLE BONDS		1,301,000
TOTAL CORPORATE BONDS (Cost $1,916,727)		1,367,003
U.S. Government and Government Agency Obligations - 5.1%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
3.375% 5/19/11	95,623	97,636
3.625% 8/15/11	14,335	14,715
4.375% 7/17/13	20,070	21,103
6% 5/15/11 (l)	38,785	41,758
Federal Home Loan Bank 3.625% 10/18/13	18,500	18,902
Freddie Mac:
3.25% 7/16/10 (f)	53,800	54,792
3.875% 6/29/11	73,807	76,282
5.25% 7/18/11 (l)	1,950	2,078
Tennessee Valley Authority 5.375% 4/1/56	5,573	5,947
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		333,213
U.S. Treasury Inflation Protected Obligations - 2.6%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	12,422	11,566
1.625% 1/15/15 (l)	34,375	30,108
1.625% 1/15/18	12,533	11,083
2% 4/15/12	7,666	7,278
2% 1/15/14 (l)	161,003	144,879
2% 1/15/14	16,613	14,949
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2.375% 1/15/27	$ 48,822	$ 43,261
2.5% 7/15/16	146,258	134,604
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		397,728
U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.87% 12/4/08 to 2/12/09 (k)	5,150	5,150
U.S. Treasury Notes 3.875% 5/15/18	60,000	64,767
TOTAL U.S. TREASURY OBLIGATIONS		69,917
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $835,315)		800,858
U.S. Government Agency - Mortgage Securities - 7.3%

Fannie Mae - 4.0%
5% 12/1/25 to 10/1/38	247,054	249,022
5.5% 1/1/33 to 7/1/38 (j)	191,419	195,120
5.593% 7/1/37 (o)	1,493	1,502
6% 6/1/30 to 1/1/38	112,556	115,648
6% 12/11/38 (i)	8,000	8,181
6.022% 4/1/36 (o)	1,141	1,151
6.12% 4/1/36 (o)	2,629	2,656
6.243% 6/1/36 (o)	403	400
6.328% 4/1/36 (o)	1,159	1,173
6.5% 11/1/29 to 1/1/36	42,599	44,245
TOTAL FANNIE MAE		619,098
Freddie Mac - 1.0%
5% 3/1/19 to 7/1/38 (j)	116,607	117,655
5.735% 10/1/35 (o)	747	749
5.86% 6/1/36 (o)	1,329	1,337
5.997% 7/1/37 (o)	6,711	6,781
6.024% 6/1/36 (o)	1,246	1,254
6.053% 4/1/36 (o)	2,107	2,121
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.097% 6/1/36 (o)	$ 1,285	$ 1,293
6.5% 11/1/34 to 3/1/36	22,806	23,636
TOTAL FREDDIE MAC		154,826
Government National Mortgage Association - 2.3%
5.5% 9/20/38	586	596
5.5% 12/1/38 (i)	7,000	7,109
5.5% 12/1/38 (i)	3,000	3,047
5.5% 12/18/38 (i)	2,000	2,031
5.5% 12/18/38 (i)(j)	55,000	55,963
5.5% 12/18/38 (i)	47,000	47,823
5.5% 12/18/38 (i)	53,000	53,928
5.5% 12/18/38 (i)	14,000	14,245
5.5% 12/18/38 (i)	23,000	23,403
5.5% 12/18/38 (i)	5,000	5,078
5.5% 12/18/38 (i)(j)	25,000	25,438
5.5% 1/21/39 (i)	15,000	15,228
5.5% 1/21/39 (i)	5,000	5,067
5.5% 1/21/39 (i)	10,000	10,152
5.5% 1/21/39 (i)	21,000	21,319
5.5% 1/21/39 (i)	10,000	10,152
5.5% 1/21/39 (i)	32,000	32,486
5.5% 1/21/39 (i)	13,000	13,198
6% 2/15/34	14,626	15,013
6.5% 3/15/34	7,986	8,436
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		369,712
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,122,427)		1,143,636
Asset-Backed Securities - 0.3%

Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 1.4825% 9/20/13 (o)	3,170	2,441
Series 2006-A7 Class A7, 1.4725% 10/20/12 (o)	3,470	2,672
Series 2007-A1 Class A, 1.5025% 1/20/15 (o)	2,330	1,787
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 1.545% 8/25/36 (o)	2,541	2,253
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 1.695% 7/25/36 (o)	3,500	427
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust: - continued
Series 2006-NC4 Class M1, 1.695% 10/25/36 (o)	$ 2,570	$ 299
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 1.665% 10/25/35 (o)	5,278	4,938
Series 2006-WF2 Class A2B, 5.735% 5/25/36	1,080	1,050
Countrywide Asset-Backed Certificates Trust Series 2007-5 Class 2A1, 1.495% 4/25/29 (o)	11,593	9,634
First Franklin Mortgage Loan Trust Series 2006-FF14 Class A2, 1.455% 10/25/36 (o)	4,062	3,666
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 1.695% 7/25/36 (o)	2,355	183
Long Beach Mortgage Loan Trust Series 2006-2 Class 2A2, 1.525% 3/25/36 (o)	1,336	1,296
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (h)(o)	3,365	3,118
Morgan Stanley ABS Capital I Trust Series 2007-HE2 Class M1, 1.645% 1/25/37 (o)	3,030	202
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 1.445% 11/25/36 (o)	345	321
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (o)	11	11
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 1.465% 9/25/36 (o)	1,783	1,692
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 1.475% 8/25/36 (o)	1,185	1,019
Series 2007-NC1 Class A2A, 1.445% 12/25/36 (o)	774	677
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	386	380
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 3.5088% 11/25/37 (o)	7,077	6,306
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (h)	2,615	2,014
TOTAL ASSET-BACKED SECURITIES (Cost $58,487)		46,386
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Banc of America Mortgage Securities, Inc. Series 2004-A Class 2A2, 4.1069% 2/25/34 (o)	1,242	930
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(o)(q)	44,161	3,445
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.6606% 8/25/34 (o)	$ 1,495	$ 1,091
Class A4, 4.3903% 8/25/34 (o)	1,350	988
Countrywide Home Loans, Inc. Series 2003-46 Class 4A1, 4.6979% 1/19/34 (o)	13,359	9,814
JPMorgan Mortgage Trust:
Series 2004-A1 Class 2A1, 4.5011% 2/25/34 (o)	1,187	920
Series 2004-A5 Class 2A1, 4.6192% 12/25/34 (o)	1,950	1,936
Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (o)	5,520	3,851
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2911% 7/25/34 (o)	1,209	911
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.4533% 4/25/33 (o)	1,025	802
Series 2003-20 Class 1A1, 5.5% 7/25/33	664	519
WaMu Mortgage pass-thru certificates Series 2003-AR10 Class A7, 4.6719% 10/25/33 (o)	3,985	2,595
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 4.2014% 12/25/34 (o)	1,092	812
Series 2004-H Class A1, 4.5293% 6/25/34 (o)	2,624	1,935
Series 2005-AR10 Class 2A2, 4.2066% 6/25/35 (o)	825	549
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (o)	686	457
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (o)	1,148	768
TOTAL PRIVATE SPONSOR		32,323
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	8,815	8,928
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,553)		41,251
Commercial Mortgage Securities - 0.2%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2007-1 Class A2, 5.381% 1/15/49	2,565	1,983
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.726% 8/1/24 (h)(o)	595	376
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	4,112
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (o)	$ 6,455	$ 5,030
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9484% 4/29/39 (h)(o)	516	516
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	7,082	7,050
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8296% 12/10/41 (o)(q)	4,571	53
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,840	5,001
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0935% 4/25/21 (h)(o)	138	124
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C32 Class A2, 5.9241% 6/15/49 (o)	2,090	1,590
Series 2006-C23 Class A5, 5.416% 1/15/45 (o)	5,005	3,354
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $35,436)		29,189
Municipal Securities - 0.1%

Montgomery County Gen. Oblig. Series A, 5% 1/1/13	3,800	4,126
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	3,400	3,755
Ohio Gen. Oblig. (Common Schools Proj.) Series E, 5% 9/15/12	3,910	4,206
TOTAL MUNICIPAL SECURITIES (Cost $12,113)		12,087
Floating Rate Loans - 1.5%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.1%
AM General LLC term loan 7.9463% 4/17/12 (o)	16,150	8,560
General Motors Corp. term loan 5.795% 11/29/13 (o)	15,930	6,213
		14,773
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 10.3106% 8/6/12 (o)	$ 7,650	$ 4,284
Southwest Sports Group, Inc. Tranche B, term loan 6.313% 12/22/10 (o)	7,000	4,200
		8,484
Media - 0.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.06% 3/6/14 (o)	17,455	11,782
Discovery Communications, Inc. term loan 5.7619% 5/14/14 (o)	1,531	1,225
Hicks Sports Group LLC Tranche 2LN, term loan 9.27% 12/22/11 (o)	11,000	5,500
Idearc, Inc. term loan 5.6702% 11/17/14 (o)	13,490	4,587
Newsday LLC term loan 9.75% 8/1/13 (o)	7,000	5,810
Tribune Co. term loan 7.0838% 6/4/09 (o)	1,188	475
		29,379
Multiline Retail - 0.1%
Dollar General Corp. Tranche B2, term loan 5.1553% 7/6/14 (o)	13,000	9,490
Specialty Retail - 0.0%
GNC Corp. term loan 6.143% 9/16/13 (o)	788	504
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 3.6588% 4/4/14 (o)	1,560	1,014
TOTAL CONSUMER DISCRETIONARY		63,644
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
KIK Custom Products, Inc. Tranche 2LN, term loan 8.5413% 11/30/14 (o)	12,000	600
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Antero Resources Corp. Tranche 2LN, term loan 7.954% 4/12/14 (o)	11,000	6,600
Venoco, Inc. Tranche 2LN, term loan 6.25% 5/7/14 (o)	610	476
		7,076
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
LandSource Communities Development LLC Tranche 2LN, term loan 10.55% 2/27/14 (e)(o)	$ 1,120	$ 22
MGM Holdings II, Inc.:
term loan 7.0119% 4/8/12 (o)	6,982	3,282
Tranche B, term loan 7.0119% 4/8/12 (o)	9,498	4,464
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 8.0119% 12/15/14 (o)	10,000	6,200
		13,968
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Concentra Operating Corp. Tranche 2LN, term loan 9.27% 6/25/15 (o)	18,825	6,589
Genoa Healthcare Group LLC Tranche 2, term loan 11.5% 2/4/13 (o)	2,500	1,375
Golden Gate National Senior Care LLC:
Tranche 1, term loan 6.5188% 3/14/11 (o)	11,421	9,137
Tranche 2, term loan 11.5188% 9/14/11 (o)	16,000	9,600
Renal Advantage, Inc. Tranche B, term loan 5.3188% 9/30/12 (o)	212	144
Rural/Metro Corp.:
Credit-Linked Deposit 5.0863% 3/4/11 (o)	2,285	1,874
term loan 6.279% 3/4/11 (o)	3,504	2,873
Sheridan Healthcare, Inc. Tranche 2LN, term loan 10.385% 6/15/15 (o)	17,840	9,812
		41,404
Pharmaceuticals - 0.0%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 10.2619% 5/3/13 (o)	15,000	4,200
TOTAL HEALTH CARE		45,604
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 6.44% 5/11/15 pay-in-kind (o)	110	50
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 5.8313% 4/30/14 (o)	8,465	4,148
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. term loan 3.54% 12/31/10 (o)	$ 10,712	$ 7,659
US Airways Group, Inc. term loan 3.9363% 3/23/14 (o)	4,720	2,148
		13,955
Commercial Services & Supplies - 0.0%
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 6.0119% 2/5/13 (o)	417	242
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 8.325% 2/7/15 (o)	985	542
		784
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 7.9863% 5/4/15 pay-in-kind (o)	10,990	5,715
Navistar International Corp.:
term loan 4.6863% 1/19/12 (o)	352	190
Credit-Linked Deposit 5.7248% 1/19/12 (o)	128	69
		5,974
TOTAL INDUSTRIALS		20,763
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
IPC Systems, Inc. Tranche 2LN, term loan 9.0119% 5/31/15 (o)	6,000	1,200
SafeNet, Inc. Tranche 2LN, term loan 11.25% 4/12/15 (o)	7,500	3,750
		4,950
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.5119% 6/11/15 (o)	33,730	18,552
Serena Software, Inc. term loan 5% 3/10/13 (o)	288	187
SS&C Technologies, Inc. term loan 5.7312% 11/23/12 (o)	448	327
		19,066
TOTAL INFORMATION TECHNOLOGY		24,016
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 7.5286% 6/20/14 (o)	$ 7,314	$ 5,998
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Intelsat Ltd. Tranche B, term loan 6.65% 7/3/13 (o)	24,691	20,493
Paetec Communications, Inc. Tranche B, term loan 3.9363% 2/28/13 (o)	444	293
Wind Telecomunicazioni SpA term loan 11.7525% 12/12/11 pay-in-kind (o)	19,895	11,677
		32,463
Wireless Telecommunication Services - 0.1%
Alltel Communications, Inc.:
Tranche B1, term loan 4.1225% 5/17/15 (o)	17,021	16,085
Tranche B2, term loan 5.3163% 5/16/15 (o)	2,510	2,372
		18,457
TOTAL TELECOMMUNICATION SERVICES		50,920
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 7.77% 12/31/14 (o)	810	486
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 7.7113% 5/1/14 (o)	11,280	8,347
TOTAL UTILITIES		8,833
TOTAL FLOATING RATE LOANS (Cost $379,415)		241,422
Fixed-Income Funds - 17.9%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (p)	1,485,221	108,451
Fidelity Commercial Mortgage-Backed Securities Central Fund (p)	3,273,158	225,422
Fidelity Corporate Bond 1-10 Year Central Fund (p)	10,921,108	930,915
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (p)	13,009,659	$ 1,281,842
Fidelity Ultra-Short Central Fund (p)	3,665,748	243,736
TOTAL FIXED-INCOME FUNDS (Cost $3,222,138)		2,790,366
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 1.29% (b)	471,471,896	471,472
Fidelity Securities Lending Cash Central Fund, 1.11% (b)(d)	45,201,850	45,202
TOTAL MONEY MARKET FUNDS (Cost $516,674)		516,674
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.3%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (c) (Cost $54,987)	$ 54,988	54,987
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $18,873,128)		16,132,524
NET OTHER ASSETS - (3.5)%		(547,694)
NET ASSETS - 100%		$ 15,584,830
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
988 CME E-mini S&P 500 Index Contracts	Dec. 2008	$ 44,228	$ 1,833

The face value of futures purchased as a percentage of net assets - 0.3%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34 (Rating-B2) (n)

	Oct. 2034	$ 1,501	$ (1,371)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JPMorgan Mortgage Acquisition Corp., par value of the notional amount of JPMorgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36 (Rating-C) (n)	Sept. 2036	4,600	(4,348)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (n)	Oct. 2036	2,700	(2,559)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34 (Rating-B1) (n)	Dec. 2034	1,669	(1,524)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	13,300	(12,635)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (m)

	Sept. 2037	$ 10,900	$ (10,355)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	2,500	(2,375)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	10,900	(10,353)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	10,600	(10,070)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	9,100	(8,645)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36 (Rating-C) (n)	August 2036	8,500	(8,305)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (n)	August 2035	2,700	(2,503)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36 (Rating-C) (n)

	August 2036	$ 2,700	$ (2,482)
TOTAL CREDIT DEFAULT SWAPS		81,670	(77,525)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	100,000	8,431
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	50,000	9,902
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	12,002
TOTAL INTEREST RATE SWAPS		245,500	30,335
		$ 327,170	$ (47,190)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Investment made with cash collateral received from securities on loan.
(e) Non-income producing - Issuer is in default.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $261,368,000 or 1.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,150,000.
(l) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $76,630,000.

(m) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(o) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(p) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(q) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,515,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$54,987,000 due 12/01/08 at 0.3%
Barclays Capital, Inc.	$ 54,987
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,867
Fidelity Cash Central Fund	3,298
Fidelity Commercial Mortgage-Backed Securities Central Fund	4,285
Fidelity Corporate Bond 1-10 Year Central Fund	14,384
Fidelity Mortgage Backed Securities Central Fund	17,428
Fidelity Securities Lending Cash Central Fund	3,183
Fidelity Ultra-Short Central Fund	2,950
Total	$ 47,395
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 196,835	$ 1,867	$ 71,853	$ 108,451	13.1%
Fidelity Commercial Mortgage-Backed Securities Central Fund	315,814	4,285	27,384	225,422	8.5%
Fidelity Corporate Bond 1-10 Year Central Fund	1,064,585	14,384	24,810	930,915	13.6%
Fidelity Mortgage Backed Securities Central Fund	1,308,960	17,429	49,800	1,281,842	15.7%
Fidelity Ultra-Short Central Fund	455,384	-	153,819	243,736	12.8%
Total	$ 3,341,578	$ 37,965	$ 327,666	$ 2,790,366
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ULURU, Inc.	$ 5,614	$ -	$ 55	$ -	$ 1,508
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 16,132,524	$ 12,270,890	$ 3,825,920	$ 35,714
Other Financial Instruments*	$ (45,357)	$ 1,832	$ (24,098)	$ (23,091)
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 6,438	$ (30,439)
Total Realized Gain (Loss)	10	-*
Total Unrealized Gain (Loss)	(5,862)	7,348
Cost of Purchases	17,484	-
Proceeds of Sales	(135)	-
Amortization/Accretion	(149)	-
Transfer in/out of Level 3	17,928	-
Ending Balance	$ 35,714	$ (23,091)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(8,169,000).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $19,116,994,000. Net unrealized depreciation aggregated $2,984,470,000, of which $840,269,000 related to appreciated investment securities and $3,824,739,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $81,670,000 representing 0.52% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2009